Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2016

Collection Period	30-Apr-16	30/360 Days	18	Collection Period Start	27-Apr-16
Distribution Date	16-May-16	Actual/360 Days	19	Collection Period End	30-Apr-16
				Prior Month Settlement Date	27-Apr-16
				Current Month Settlement Date	16-May-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	1,656,592,636.57	1,605,631,937.82	1.027604
Yield Supplement Overcollaterization		94,092,683.58	94,092,683.58	90,317,576.12
Total Adjusted Pool Balance		1,562,499,952.99	1,562,499,952.99	1,515,314,361.70
Total Adjusted Securities		1,562,499,952.99	1,562,499,952.99	1,515,314,361.70	0.969801
Class A-1 Notes	0.63000%	365,700,000.00	365,700,000.00	318,514,408.71	0.870972
Class A-2a Notes	1.05000%	388,000,000.00	388,000,000.00	388,000,000.00	1.000000
Class A-2b Notes	0.73695%	150,000,000.00	150,000,000.00	150,000,000.00	1.000000
Class A-3 Notes	1.32000%	472,300,000.00	472,300,000.00	472,300,000.00	1.000000
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	47,185,591.29	121,595.25	129.0281413	0.3325000
Class A-2a Notes	0.00	203,700.00	-	0.5250000
Class A-2b Notes	0.00	58,341.88	-	0.3889459
Class A-3 Notes	0.00	311,718.00	-	0.6600000
Class A-4 Notes	0.00	95,480.00	-	0.7700000
Certificates	0.00	0.00	-	-
Total Securities	47,185,591.29	790,835.13

I. COLLECTIONS

Interest:
Interest Collections		2,837,642.38
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,837,642.38

Principal:
Principal Collections		50,747,988.46
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		50,747,988.46

Recoveries of Defaulted Receivables		0.00
Servicer Advances		63,436.64

Total Collections		53,649,067.48

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	90,699	1,562,499,952.99
Total Principal Payment		47,185,591.29
	89,590	1,515,314,361.70

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2016

III. DISTRIBUTIONS

Total Collections	53,649,067.48
Reserve Account Draw	0.00
Total Available for Distribution	53,649,067.48

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,380,493.86
Servicing Fee Paid	1,380,493.86
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	121,595.25

Class A-1 Notes Monthly Interest Paid	121,595.25
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	203,700.00

Class A-2a Notes Monthly Interest Paid	203,700.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	58,341.88

Class A-2b Notes Monthly Interest Paid	58,341.88
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	311,718.00

Class A-3 Notes Monthly Interest Paid	311,718.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	95,480.00

Class A-4 Notes Monthly Interest Paid	95,480.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		790,835.13
Total Note Monthly Interest Paid		790,835.13
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		51,477,738.49

4. Total Monthly Principal Paid on the Notes		47,185,591.29

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		47,185,591.29
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		4,292,147.20
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,292,147.20

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88

Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.09%
Weighted Average Remaining Maturity		55.51

	Amount	Number
Principal on Defaulted Receivables	212,710.29	7
Principal Recoveries of Defaulted Receivables	0.00
Monthly Net Losses	212,710.29
Pool Balance at Beginning of Collection Period	1,656,592,636.57

Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.15%
Four-Month Average Net Loss Ratio	0.04%

Cumulative Net Losses for all Periods	212,710.29

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-B OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	2,645,528.21	144	0.16%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	2,645,528.21	144	0.16%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%

60 Day Delinquent Receivables	-
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO